Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment	12 Months Ended
Dec. 31, 2020
Satellites [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment [Line Items]
Estimated useful lives	12 to 15
Right-of-use assets [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment [Line Items]
Estimated useful lives	2 to 27
Property and Other Equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of satellites, property and other equipment [Line Items]
Estimated useful lives	3 to 30